Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share – diluted	$ (1.72)	$ (1.78)
Weighted-average common shares outstanding – diluted	38,392,392	25,690,096